INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expenses

	Year ended December 31,
	2020	2021	2022
Current tax expenses	$29,436	$156,894	$500,743
Deferred tax (benefit) expenses	(1,254)	13,207	76,504
Total	$28,182	$170,101	$577,247

Schedule of deferred tax assets and liabilities

	December 31,
	2021	2022
Deferred tax assets:
Long-lived assets depreciation	$1,546	$2,068
Deferred government subsidies	68	—
Share-based compensation	—	1,781
Donation expenses	—	66
Net operating loss carried forward	816	1,690
Sub-total	$2,430	$5,605
Valuation Allowance	(816)	(1,060)
Total deferred tax assets	$1,614	$4,545

Deferred tax liabilities:
Long-lived assets depreciation	$(3,258)	$(2,736)
Difference in basis of buildings	(621)	(595)
Dividend withholding tax	(14,461)	(79,945)
Total deferred tax liabilities	$(18,340)	$(83,276)
Deferred tax assets, net	—	1,809
Deferred tax liabilities, net	$(16,726)	$(80,540)

Schedule of changes of valuation allowance

	Year ended December 31,
	2020	2021	2022
Beginning balance	$729	$709	816
Addition (Reversal)	(65)	87	316
Foreign exchange effect	45	20	(72)
Ending Balance	$709	$816	1,060

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2020	2021	2022
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(10)%	(10)%
R&D super deduction	(1)%	—%	—%
Different tax rate in other jurisdictions	4%	—%	1%
Dividend withholding tax	—%	1%	3%
Effective tax rate	17%	16%	19%